Other income (expenses)	12 Months Ended
Dec. 31, 2021
Other Income, Nonoperating [Abstract]
Other income (expenses)
18	Other income (expenses)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Government grants	12,546	10,346	20,879	3,276
Gain on an equity investment sold (Note 7)	6,778	—	—	—
Unrealized gain on equity investments held (Note 7)	17,298	—	—	—
Impairment for long-term investments (Note 7)	—	(39,181)	(25,370)	(3,981)
Impairment for loan receivables (Note 4)	—	(4,500)	(528)	(83)
Income from ADR profit-sharing program	2,190	2,257	2,111	332
Others	—	264	—	—

Total	38,812	(30,814)	(2,908)	(456)